Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities - Financial Liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015
Financial Liabilities
Carrying Amount		€ 6,301	€ 7,880
Total current financial liabilities	$ 1,877	1,561	1,813
Total non-current financial liabilities	$ 6,051	5,034	6,481
Derivatives		86	194
Other financial liabilities		208	219
Total financial liabilities		€ 6,595	€ 8,294
Interest rate	1.29%	1.29%	1.25%	1.30%
Bonds
Financial Liabilities
Carrying Amount		€ 5,147	€ 6,147
Private placements
Financial Liabilities
Carrying Amount		1,130	1,717
Bank loans
Financial Liabilities
Carrying Amount		24	16
Current
Financial Liabilities
Nominal volume		1,299	1,435
Carrying Amount		1,298	1,430
Derivatives current		57	152
Other current financial liabilities		205	231
Total current financial liabilities		1,561	1,813
Current | Bonds
Financial Liabilities
Nominal volume		1,150	1,000
Carrying Amount		1,149	996
Current | Private placements
Financial Liabilities
Nominal volume		125	420
Carrying Amount		125	418
Current | Bank loans
Financial Liabilities
Nominal volume		24	16
Carrying Amount		24	16
Expiring after the following year
Financial Liabilities
Nominal volume		4,965	6,390
Carrying Amount		5,002	6,450
Derivatives non-current		29	43
Other non-current financial liabilities		2	(12)
Total non-current financial liabilities		5,034	6,481
Expiring after the following year | Bonds
Financial Liabilities
Nominal volume		4,000	5,150
Carrying Amount		3,997	5,151
Expiring after the following year | Private placements
Financial Liabilities
Nominal volume		965	1,240
Carrying Amount		1,005	1,298
Expiring after the following year | Bank loans
Financial Liabilities
Nominal volume		0	0
Carrying Amount		€ 0	€ 0